Investment Objectives and Goals - Neuberger Berman Emerging Markets Debt Hard Currency ETF	Oct. 31, 2025
Prospectus [Line Items]
Objective [Heading]	GOAL
Objective, Primary [Text Block]	The Fund seeks high total return consisting of income and capital appreciation.